N-4	Feb. 29, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	NATIONWIDE VARIABLE ACCOUNT II
Entity Central Index Key	0000356514
Entity Investment Company Type	N-4
Document Period End Date	Feb. 29, 2024
Amendment Flag	false
The Best of America IV
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	The Boards of Directors (the "Board") of American Century Variable Portfolios, Inc. and American Century Variable Portfolios II, Inc. (the "Board"), approved the merger of the following Target Funds (the "Target Fund") into the Lincoln Variable Insurance Products Trust (the "Acquiring Fund"). Subject to shareholder approval, the merger will be effective on or about April 26, 2024 (the "Effective Date").
Target Fund	Acquiring Fund
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II	Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I	Lincoln Variable Insurance Products Trust - LVIP American Century Balanced Fund: Standard Class II
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I	Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I	Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Standard Class II
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II	Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Service Class
As of the Effective Date, the following changes apply to the contract/policy:•the Target Fund will no longer be available to receive transfers or new purchase payments;•the Target Fund will transfer all or substantially all of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund; and•the Acquiring Fund will assume all liabilities of the Target Fund.Accordingly, the following changes apply to the prospectus:(1) Appendix A is amended to add the following:
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of December 31, 2023)
			1 year	5 year	10 year
Allocation	Lincoln Variable Insurance Products Trust - LVIP American Century Balanced Fund: Standard Class II This underlying mutual fund is only available in contracts for which good order applications were received before April 26, 2024. Investment Advisor: Lincoln Financial Investments Corporation Investment Sub-Advisor: American Century Investment Management, Inc.	0.83%*	-17.27%	4.43%	6.64%
Equity	Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II This underlying mutual fund is only available in contracts for which good order applications were received before April 26, 2024. Investment Advisor: Lincoln Financial Investments Corporation Investment Sub-Advisor: American Century Investment Management, Inc.	0.71%	-12.74%	6.85%	10.63%
Fixed Income	Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class This underlying mutual fund is only available in contracts for which good order applications were received before April 26, 2024. Investment Advisor: Lincoln Financial Investments Corporation Investment Sub-Advisor: American Century Investment Management, Inc.	0.77%	-13.08%	1.38%	0.67%
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of December 31, 2023)
			1 year	5 year	10 year
Equity	Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Standard Class II This underlying mutual fund is only available in contracts for which good order applications were received before April 26, 2024. Investment Advisor: Lincoln Financial Investments Corporation Investment Sub-Advisor: American Century Investment Management, Inc.	0.86%	-1.19%	6.76%	11.01%
Equity	Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Service Class This underlying mutual fund is only available in contracts for which good order applications were received before April 26, 2024. Investment Advisor: Lincoln Financial Investments Corporation Investment Sub-Advisor: American Century Investment Management, Inc.	0.88%*	0.31%	7.68%	10.41%
*This underlying mutual fund’s current expenses reflect a temporary fee reduction.(2) All references in the prospectus to the Target Fund are deleted and replaced with the Acquiring Fund.
Portfolio Company Objective [Text Block]	Type
Temporary Fee Reductions, Current Expenses [Text Block]	This underlying mutual fund’s current expenses reflect a temporary fee reduction.
The Best of America IV | LincolnVariableInsuranceProductsTrustLVIPAmericanCenturyBalancedFundStandardClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP American Century Balanced Fund: Standard Class II
Portfolio Company Adviser [Text Block]	Investment Advisor: Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	Investment Sub-Advisor: American Century Investment Management, Inc.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(17.27%)
Average Annual Total Returns, 5 Years [Percent]	4.43%
Average Annual Total Returns, 10 Years [Percent]	6.64%
The Best of America IV | LincolnVariableInsuranceProductsTrustLVIPAmericanCenturyDisciplinedCoreValueFundStandardClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II
Portfolio Company Adviser [Text Block]	Investment Advisor: Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	Investment Sub-Advisor: American Century Investment Management, Inc.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(12.74%)
Average Annual Total Returns, 5 Years [Percent]	6.85%
Average Annual Total Returns, 10 Years [Percent]	10.63%
The Best of America IV | LincolnVariableInsuranceProductsTrustLVIPAmericanCenturyInflationProtectionFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class
Portfolio Company Adviser [Text Block]	Investment Advisor: Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	Investment Sub-Advisor: American Century Investment Management, Inc.
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(13.08%)
Average Annual Total Returns, 5 Years [Percent]	1.38%
Average Annual Total Returns, 10 Years [Percent]	0.67%
The Best of America IV | LincolnVariableInsuranceProductsTrustLVIPAmericanCenturyMidCapValueFundStandardClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Standard Class II
Portfolio Company Adviser [Text Block]	Investment Advisor: Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	Investment Sub-Advisor: American Century Investment Management, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(1.19%)
Average Annual Total Returns, 5 Years [Percent]	6.76%
Average Annual Total Returns, 10 Years [Percent]	11.01%
The Best of America IV | LincolnVariableInsuranceProductsTrustLVIPAmericanCenturyValueFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Service Class
Portfolio Company Adviser [Text Block]	Investment Advisor: Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	Investment Sub-Advisor: American Century Investment Management, Inc.
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	0.31%
Average Annual Total Returns, 5 Years [Percent]	7.68%
Average Annual Total Returns, 10 Years [Percent]	10.41%